UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                  FORM 24F-2
           Annual Notice of Securities Sold
               Pursuant to Rule 24f-2

1.     Name and address of issuer:

                  The HomeState Group
                  1703 Oregon Pike, Suite 101
                  P.O. Box 10666
                  Lancaster, PA 17605


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):X

3.     Investment Company Act File Number:       811-6722

       Securities Act File Number:                33-48940

4(a).  Last day of fiscal year for which this Form is filed:

                                  June 30, 2001

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
               fiscal year pursuant to section 24(f):
                                                                     $64,741,406

     (ii)  Aggregate price of securities redeemed or
               repurchased during the fiscal year:
                                                                     $44,510,702

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                                     $42,708,488

     (iv)  Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                                                     $87,219,190

     (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:
                                                                           $   0

     (vi)  Redemption credits available for use in future years
               - if Item 5(i) is less than Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]:                                $22,477,784

     (vii  Multiplier for determining registration fee (See
              Instruction C.9):                                     X    0.0250%

     (vii   Registration fee due [multiply Item 5(v) by Item
            5(vii)]  (enter "0" if no fee is due):             =    $     0.00

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here : N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : N/A .

7.   Interest  due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):      +$

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                         =$   0.00
      Less SEC credit:                    $   0.00
      Total due:                          $   0.00

9.   Date  the  registration  fee  and  any  interest  payment  was sent  to the

     Commission's lockbox depository:

           Method of Delivery:

           [] Wire Transfer     Registrant CIK number to be credited: 0000889188

           [] Mail or other means


                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*  /s/ Scott L. Rehr, President
                                ----------------------------
                                Scott L. Rehr, President

     Date    September 6, 2001

     * Please print the name and title of the signing officer below the signature.